INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of Loss from continuing operations before income tax expense

	For the years ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	21,495	(12,095)	(15,467)	(2,370)
PRC	(47,297)	(32,643)	(57,650)	(8,834)

	(25,802)	(44,738)	(73,117)	(11,204)

Schedule of income tax expense

	For the years ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000

Current	11	7,967	6	1
Deferred	—	—	—	—

	11	7,967	6	1

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax (benefit) expense

	For the years ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(25,802)	(44,738)	(73,117)	(11,204)

Income tax computed at PRC statutory tax rate of 25%	(6,450)	(11,184)	(18,279)	(2,801)
Preferential tax rates	(7,031)	(2,737)	1,100	169
International rate differences	(4,732)	7,636	338	52
Additional 75% tax deduction for qualified research and development expenses	(7,228)	(9,697)	(1,207)	(185)
Non-deductible expenses	3,002	3,629	1,365	209
Effect of changes in tax rates on deferred taxes	101,502	1,765	—	—
Changes in the valuation allowance	(79,052)	10,996	9,751	1,494
Realization gain from intercompany transaction	—	7,435	—	—
Expiration of tax loss carry forward	—	77	6,932	1,062
other adjustment	—	47	6	1
Income tax expense	11	7,967	6	1

Schedule of the components of deferred tax assets and liabilities

	For the years ended December 31,
	2019	2020
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
- Allowance for doubtful accounts	14,726	12,257	1,878
- Deferred revenue	2,198	2,832	434
- Accruals	16,183	2,489	381
- Tax losses	173,740	197,885	30,327
- Property and equipment	2,070	2,000	307
- Intangible assets	1,469	2,611	400
- Long-term investment impairment	960	960	147
- Impairment loss for long-lived assets	4,425	4,488	688
- Unrealized profit	71,868	71,868	11,014
Less: valuation allowance	(287,639)	(297,390)	(45,576)

Total Deferred tax assets	—	—	—

Schedule of roll-forward of accrued unrecognized tax expense

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Beginning balance	(8,273)	(8,273)	(1,268)
Increase based on tax positions related to the current year	—	—	—
Ending balance	(8,273)	(8,273)	(1,268)